Supplementary cashflow information (Details) - USD ($)	9 Months Ended
	Sep. 30, 2026	Jun. 29, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Lifezone office lease term	2 years
Senior Secured Bridge Loan Facility Warrants
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	$ 37,815,931		$ 19,063,612
Senior Secured Bridge Loan Facility Warrants | Warrant units
Disclosure of detailed information about borrowings [line items]
Number of warrants to be issued	500,000	500,000
Financial liabilities, at fair value		$ 1,080,000.00